Equity (Details) - Narrative		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 08, 2025 USD ($) $ / shares shares	Jun. 30, 2025 ₪ / shares shares	Jun. 30, 2025 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 shares	Sep. 16, 2024 USD ($)	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares
Equity (Details) [Line Items]
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01	₪ 0.01
Shares, Issued				71,982,000	85,249,000
Shares, Outstanding				71,716,000	84,983,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized		2,700,000
Share Repurchase Program, Authorized, Amount | $							$ 50,000,000
Treasury Stock, Shares, Acquired				266,000
Treasury Stock, Value, Acquired, Cost Method | $				$ 2,000,000
Shares Acquired, Average Cost Per Share | $ / shares				$ 7.50
Fortissimo Capital Fund VI, L.P.
Equity (Details) [Line Items]
Sale of Stock, Consideration Received on Transaction | $	$ 120,000,000
Sale of Stock, Number of Shares Issued in Transaction	11,650,485
Sale of Stock, Price Per Share | $ / shares	$ 10.30
Ordinary Shares
Equity (Details) [Line Items]
Shares, Issued				71,982,000	85,249,000	72,657,000		71,132,000	70,440,000	69,656,000
Employee Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $					$ 100,000
Weighted average period over which unrecognized compensation cost will be recognized			7 months 2 days
Restricted Stock Units (RSUs)
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $					$ 47,300,000
Weighted average period over which unrecognized compensation cost will be recognized			2 years 9 months